Paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights - Share subscription agreement (Details)			12 Months Ended
	Sep. 29, 2018 CNY (¥) item	Sep. 29, 2018 USD ($) item	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Consideration			¥ 2,795,000	¥ 9,150,000	¥ 86,592,000
MINISO Guangzhou
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Number of investors | item	2	2
MINISO Guangzhou | Hillhouse
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Equity interest acquired	5.3763%	5.3763%
Consideration	¥ 491,514,000	$ 72,683,000
MINISO Guangzhou | Tencent
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Equity interest acquired	5.3763%	5.3763%
Consideration	¥ 500,000,000